Goodwill and in Process Research and Development (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Goodwill	$ 696,000			$ 667,000
Brooklyn Immunotherapeutics, LLC [Member]
Goodwill	2,043,747	$ 2,043,747		$ 2,043,747
In Process Research and Development	$ 6,860,000